Stock Bonus Plan - Summary of Activity of Restricted Shares Subject to Forfeiture (Details) - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Granted		1,603,423		657,673		47,141
Number of shares, Vested		(2,209,714)		(550,795)
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance		702,926	[1]	156,409		188,948
Number of shares, Granted		1,603,423		657,673		47,141
Number of shares, Vested		(96,527)		(108,206)		(77,438)
Number of shares, Cancelled		(108)		(2,950)		(2,242)
Number of shares, Ending balance		2,209,714		702,926	[1]	156,409
Weighted Average Grant Price, Beginning balance		$ 12.80	[1]	$ 5.59		$ 5.48
Weighted Average Grant Price, Granted		13.95		11.00		5.91
Weighted Average Grant Price, Vested		12.80		6.49		5.52
Weighted Average Grant Price, Cancelled		13.02		5.49		5.49
Weighted Average Grant Price, Ending balance		$ 13.63		$ 12.80	[1]	$ 5.59
Restricted Shares | Price Based On Originally Issuance [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	[2]	702,926
Number of shares, Ending balance	[2]			702,926
Weighted Average Grant Price, Beginning balance	[2]	$ 10.51
Weighted Average Grant Price, Ending balance	[2]			$ 10.51

[1]	Weighted average grant price at December 31, 2020, as modified, represents the as adjusted fair value of the outstanding Stock Awards on the date of modification in connection with the settlement of the liability to common shares subject to repurchase.
[2]	Weighted average grant price at December 31, 2020 represents the grant date fair value of Stock Awards as originally issued.